Schedule of aging analysis of accounts receivable (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Financing Receivable, Past Due [Line Items]
Total	$ 29,260,398	$ 28,371,702
Within 90 days [Member]
Financing Receivable, Past Due [Line Items]
Total	14,366,976	11,898,706
Between 91 and 180 days [Member]
Financing Receivable, Past Due [Line Items]
Total	690,325	1,636,109
Between 181 and 270 days [Member]
Financing Receivable, Past Due [Line Items]
Total	1,024,174	5,095,824
More than 270 days [Member]
Financing Receivable, Past Due [Line Items]
Total	$ 13,178,923	$ 9,741,063